Provision for Restructuring Costs - Schedule of Provision for Restructuring and Other Costs (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning balance	$ 1,298
Adoption of IFRS 16 (note 4)	(663)
Utilization of provision	(59)
Change in provision	832
Impact of foreign exchange rate changes	(4)
Ending balance	1,404
Less current portion	(1,004)	$ (887)
Non-current portion	400
Cetrotide(R) Onerous Contracts [Member]
Statement Line Items [Line Items]
Beginning balance	547
Adoption of IFRS 16 (note 4)
Utilization of provision	(59)
Change in provision	59
Impact of foreign exchange rate changes	(2)
Ending balance	545
Less current portion	(145)
Non-current portion	400
German Restructuring Onerous Lease [Member]
Statement Line Items [Line Items]
Beginning balance	663
Adoption of IFRS 16 (note 4)	(663)
Utilization of provision
Change in provision
Impact of foreign exchange rate changes
Ending balance
Less current portion
Non-current portion
German Restructuring Severance [Member]
Statement Line Items [Line Items]
Beginning balance	88
Adoption of IFRS 16 (note 4)
Utilization of provision
Change in provision	773
Impact of foreign exchange rate changes	(2)
Ending balance	859
Less current portion	(859)
Non-current portion